REVENUE AND OTHER OPERATING INCOME	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
REVENUE AND OTHER OPERATING INCOME	REVENUE AND OTHER OPERATING INCOME
Revenues

The lease and non-lease components of our revenues in the six months ended June 30, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	610,186	483,021	1,093,207
Time charter revenues	26,330	9,340	35,670
Administrative income	—	5,546	5,546
Total revenues	636,516	497,907	1,134,423

The lease and non-lease components of our revenues in the six months ended June 30, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	591,703	379,346	971,049
Time charter revenues	24,374	6,534	30,908
Administrative income	—	8,138	8,138
Total revenues	616,077	394,018	1,010,095

Four LR2 tankers were on fixed rate time charters as of June 30, 2024.

In March 2024, the Company entered into a fixed rate time charter-out contract for one VLCC to a third party on a three-year time charter at a daily base rate of $51,500. The time charter commenced in the third quarter of 2024.

In April 2024, the Company entered into a time charter-out contract for one Suezmax tanker to a third party on a three-year time charter at a daily base rate of $32,950 plus 50% profit share.

Other operating income

Other operating income in the six months ended June 30, 2024 and June 30, 2023 was as follows:

(in thousands of $)	2024	2023
Gain on sale of vessels	94,229	21,959
Gain on settlement of claim	—	397
Gain on pool arrangements	—	1,283
Other gains	—	41
Total other operating income	94,229	23,680

In January 2024, the Company announced that it had entered into an agreement to sell its five oldest VLCCs, built in 2009 and 2010, for an aggregate net sales price of $290.0 million. The vessels were delivered to the new owner in the six months ended June 30, 2024. After repayment of existing debt on the vessels, the transaction generated net cash proceeds of approximately $208.0 million, and the Company recorded a gain of $68.6 million in the six months ended June 30, 2024.

In January 2024, the Company entered into an agreement to sell one of its oldest Suezmax tankers, built in 2010, for a net sale price of $45.0 million. The vessel was delivered to the new owner in the six months ended June 30, 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of approximately $32.0 million, and the Company recorded a gain of $11.8 million in the six months ended June 30, 2024.

In March 2024, the Company entered into an agreement to sell one of its oldest Suezmax tankers, built in 2010, for a net sale of $46.9 million. The vessel was delivered to the new owner in the six months ended June 30, 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of approximately $34.0 million, and the Company recorded a gain of $13.8 million in the six months ended June 30, 2024.

In June 2024, the Company entered into an agreement to sell its oldest Suezmax tanker, built in 2010, for a net sale price of $48.5 million. The vessel is expected to be delivered to the new owner during the fourth quarter of 2024. After repayment of existing debt on the vessel, the transaction is expected to generate net cash proceeds of approximately $36.5 million, and the Company expects to record a gain of approximately $18.0 million in the fourth quarter of 2024.

In January 2023, the Company sold one 2009-built VLCC and one 2009-built Suezmax tanker for gross proceeds of $61.0 million and $39.5 million, respectively. The vessels were delivered to new owners in the six months ended June 30, 2023. After repayment of existing debt on the vessels, the transactions generated net cash proceeds of
$63.6 million, and the Company recorded a gain of $9.9 million and $2.8 million, respectively, in the six months ended June 30, 2023.

In May 2023, the Company sold one 2010-built Suezmax tanker, for gross proceeds of $44.5 million. The vessel was delivered to the new owner in the six months ended June 30, 2023. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $28.2 million, and the Company recorded a gain of $9.3 million in the six months ended June 30, 2023.

In the six months ended June 30, 2023, the Company recorded income of $1.3 million related to the pooling arrangement with SFL which terminated in 2023. In the six months ended June 30, 2023, the Company also recorded an arbitration award of $0.4 million in relation to the failed sale of a vessel.